Annual Total Returns - Franklin Rising Dividends Fund [BarChart] - Franklin Rising Dividends Fund-24 - Franklin Rising Dividends Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	7.21%
Annual Return 2012	10.29%
Annual Return 2013	29.30%
Annual Return 2014	9.72%
Annual Return 2015	(3.54%)
Annual Return 2016	14.41%
Annual Return 2017	20.29%
Annual Return 2018	(5.30%)
Annual Return 2019	29.85%
Annual Return 2020	16.31%